NVIT Fidelity Institutional AM Emerging Markets Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets® Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.42%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	36.15%	1.01%	6.31%
Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	35.78%	0.75%	6.04%
Class D Shares
Prospectus [Line Items]
Average Annual Return, Percent	35.77%	0.70%	5.97%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	36.37%	1.17%	6.47%